Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 20,822	$ 32,735	$ 19,209
Accounts receivable, less allowance for doubtful accounts of approximately $492, $462 and $370 at June 24, 2012, December 31, 2011 and December 31, 2010, respectively	25,840	22,833	15,351
Other receivables	1,793	1,724	954
Inventories	71,428	60,456	51,869
Prepaid expenses and other current assets	3,835	3,056	2,240
Prepaid income taxes	5,693	0
Deferred offering costs	0	1,996	0
Deferred tax assets, current	2,218	2,218	2,820
Total current assets	131,629	125,018	92,443
Property, plant and equipment, net	39,718	36,500	31,305
Deferred tax assets, noncurrent	2,046	2,046	550
Joint venture investment	2,793	2,122	1,535
Goodwill	142,773	142,773	142,773
Intangible assets, net	131,082	131,219	131,492
Deferred financing costs, net of accumulated amortization of $2,676, $2,539 and $2,048 at June 24, 2012, December 31, 2011 and December 31, 2010, respectively	784	920	1,411
Other assets	4,840	5,743	7,481
Total assets	455,665	446,341	408,990
CURRENT LIABILITIES
Accounts payable	36,231	27,308	22,350
Accrued expenses	23,499	26,683	20,738
Current portion of long-term debt	0	12,000	12,000
Income taxes payable	0	4,324	5,089
Total current liabilities	59,730	70,315	60,177
Revolving credit facility	58,000	0
Long-term debt	0	52,000	64,000
Other long-term liabilities	6,684	6,257	5,375
Mandatorily redeemable preferred stock and preferred equity interests	0	251,429	228,572
Deferred tax liabilities	47,623	47,623	49,175
Total liabilities	172,037	427,624	407,299
STOCKHOLDERS' EQUITY
Common stock--$0.01 par value; 350,000,000 shares authorized, 68,144,473 issued and 67,866,667 shares outstanding as of June 24, 2012; 52,536,252 authorized and issued and issued; 52,536,224 shares outstanding as of December 31, 2011 and December 31, 2010	681	525	525
Shareholder loans		0	(247)
Preferred stock—$0.01 par value; 75,000,000 shares authorized and no shares issued or outstanding as of June 24, 2012; no shares authorized, issued or outstanding as of December 31, 2011	0	0
Additional paid-in capital	308,667	48,968	48,968
Treasury stock, at cost	(4,874)	(174)	(174)
Accumulated deficit	(20,235)	(29,617)	(46,209)
Accumulated other comprehensive loss	(611)	(985)	(1,172)
Total stockholders' equity	283,628	18,717	1,691
Total liabilities and stockholders' equity	$ 455,665	$ 446,341	$ 408,990